Significant accounting policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Entity Accounting Standard	International Financial Reporting Standards
Current assets	$ 115,642	$ 91,811
Current liabilities	99,665	95,869
Current assets (liabilities)	15,977
Tax expense (income) at applicable tax rate	1,693	5,012	$ 930
Tax effect from change in tax rate	0	(2,112)	0
Foreign exchange gain (loss)	$ 2,658	2,637	574
Depreciation method, property, plant and equipment	straight-line method
Proceeds from sales of property, plant and equipment, classified as investing activities	$ 2,186	0	0
Impairment loss	$ 3,195	19,396	0
Amortisation method, intangible assets other than goodwill	straight line method
Current restricted cash and cash equivalents	$ 300	$ 0
Growth rate used to extrapolate cash flow projections	2.70%	2.60%
Barge Business [member]
Disclosure of initial application of standards or interpretations [line items]
Foreign exchange gain (loss)	$ 3,666	$ 3,035	573
Impairment loss	2,417	0	0
Port Terminal Business [member]
Disclosure of initial application of standards or interpretations [line items]
Foreign exchange gain (loss)	(382)	(62)	(343)
Impairment loss	$ 0	$ 0	$ 0
Vessels [member] | Minimum [Member]
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, property, plant and equipment	15 years
Vessels [member] | Maximum [Member]
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, property, plant and equipment		45 years
On Going Vessels [member]
Disclosure of initial application of standards or interpretations [line items]
Interval Between Vessel Drydocking Special Survey	5 years
Pushboats and barges [member] | Minimum [Member]
Disclosure of initial application of standards or interpretations [line items]
Interval Between Vessel Drydocking Special Survey	6 years
Pushboats and barges [member] | Maximum [Member]
Disclosure of initial application of standards or interpretations [line items]
Interval Between Vessel Drydocking Special Survey	8 years
Malva H [member]
Disclosure of initial application of standards or interpretations [line items]
Proceeds from sales of property, plant and equipment, classified as investing activities	$ 2,186
Impairment loss	778
Malva H and Sara H [member]
Disclosure of initial application of standards or interpretations [line items]
Impairment loss		$ 19,396
Argentina [member]
Disclosure of initial application of standards or interpretations [line items]
Average effective tax rate			2.00%
Tax expense (income) at applicable tax rate	$ 1,243	$ 868	$ 901
Applicable tax rate	30.00%	35.00%
Tax effect from change in tax rate		$ 2,112
Argentina [member] | Taxable profit above 50 million pesos or $487 [member]
Disclosure of initial application of standards or interpretations [line items]
Applicable tax rate	35.00%
Argentina [member] | Taxable profit between 5 million pesos or $49 and 50 million pesos or $487 [member]
Disclosure of initial application of standards or interpretations [line items]
Applicable tax rate	30.00%
Argentina [member] | Taxable profit below 5 million pesos or $49 [member]
Disclosure of initial application of standards or interpretations [line items]
Applicable tax rate	25.00%